Trade and Other Payables - Schedule of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	₽ 32,290	₽ 27,806
Other payables	11,493	10,438
Total trade and other payables	₽ 43,783	₽ 38,244